Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax benefit at statutory rate	$ (26,941)	$ (16,486)
State income taxes, net of federal tax benefit	(4,063)	(2,553)
Non-deductible expenses	896	493
Stock-based compensation	1,934	2,015
Credits	0	0
Deferred tax true-up	417	2,823
Change in state rate	105	260
Other	604	34
Change in valuation allowance	27,048	13,414
Provision for income taxes	$ 0	$ 0
% of Pretax Earnings
Income tax benefit at statutory rate, percentage	21.00%	21.00%
State income taxes, net of federal tax benefit, percentage	3.20%	3.30%
Non-deductible expenses, percentage	(0.70%)	0.00%
Stock-based compensation, percentage	(1.50%)	(2.60%)
Credits, percentage	0.00%	0.00%
Deferred tax true-up, percentage	(0.30%)	(3.60%)
Change in state rate, percentage	(0.10%)	(0.30%)
Other, percentage	(0.50%)	0.00%
Change in valuation allowance, percentage	(21.10%)	(17.80%)
Provision for income taxes, percentage	0.00%	0.00%